FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME [abstract]
Schedule of equity Investments at fair value through other comprehensive income
	2018	2019
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	321,246	351,045

Schedule of amounts recognised in profit or loss and other comprehensive income
	2019	2018
	RMB’000	RMB’000

Dividends from equity investments at FVOCI recognized in profit or loss in other losses - net (Note 31)	7,047	6,473
- Related to investments held at the end of the reporting period	7,047	6,473